INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Summary of income tax benefit (provision)

	2024	2023
Federal:
Current	$584	$180
Deferred	623	(354)

State and local:
Current	224	119
Deferred	(16)	(30)
Income tax provision (benefit)	$1,415	$(85)

Summary of reconciliation between the U.S. statutory federal income tax rate and the Company's effective tax rate

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective tax rate for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
U.S. federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	(5.1)%	13.2%
Non-deductible meals and entertainment	(1.1)%	6.3%
Non-deductible transaction costs	(4.7)%	—
Gain/(loss) on the fair value of warrants	4.1%	—
Deferred adjustments	(31.5)%	(127.3)%
Non-taxable pass through entities	(18.1)%	69.7%
Net operating loss true-up	(6.9)%	—
Other adjustments	(2.8)%	(0.4)%

Effective rate	(45.1)%	(17.5)%

Summary of temporary differences, and net operating loss carryforwards that give rise to deferred tax assets and liabilities

	2024	2023
Deferred tax assets/(liabilities):
Property, and equipment, net	$(116)	$(92)
Intangibles, net	246	—
IRC 163(j) interest limitation, carryover	340	190
Net operating loss	281	832
Other	138	63
Total	889	993
Valuation Allowance	(529)	—
Net deferred tax asset	$360	$993